Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-37872
Entity Registrant Name	Priority Technology Holdings, Inc.
Entity Central Index Key	0001653558
Entity Tax Identification Number	47-4257046
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2001 Westside Parkway
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
City Area Code	800
Local Phone Number	935-5961
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PRTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false